Investment Portfolio - January 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.4%

Communication Services - 12.1%
Entertainment - 3.8%
Activision Blizzard, Inc.	14,400	$842,112
Electronic Arts, Inc.*	14,525	1,567,538

		2,409,650

Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A*	730	1,045,929
Alphabet, Inc. - Class C*	730	1,046,988
Facebook, Inc. - Class A*	11,580	2,338,118
IAC - InterActiveCorp*	3,715	904,937

		5,335,972

Total Communication Services		7,745,622

Consumer Discretionary - 13.0%
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	860	1,727,499
Booking Holdings, Inc.*	330	604,081

		2,331,580

Multiline Retail - 3.8%
Dollar General Corp.	8,380	1,285,576
Dollar Tree, Inc.*	12,755	1,110,578

		2,396,154

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	4,995	658,091
AutoZone, Inc.*	705	745,862
Floor & Decor Holdings, Inc. - Class A*	6,835	337,034
The TJX Companies, Inc.	7,970	470,549

		2,211,536

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	13,975	1,345,792

Total Consumer Discretionary		8,285,062

Consumer Staples - 11.8%
Beverages - 6.0%
The Coca-Cola Co.	35,675	2,083,420
PepsiCo, Inc.	12,255	1,740,455

		3,823,875

Food Products - 3.5%
Mondelez International, Inc. - Class A	38,595	2,214,581

Tobacco - 2.3%
Altria Group, Inc.	11,860	563,706

Investment Portfolio - January 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	11,230	$928,721

		1,492,427

Total Consumer Staples		7,530,883

Energy - 2.2%
Energy Equipment & Services - 2.2%
Diamond Offshore Drilling, Inc.*	31,200	144,456
Halliburton Co.	20,845	454,629
Oceaneering International, Inc.*	43,095	534,809
Transocean Ltd.*	67,475	307,686

Total Energy		1,441,580

Financials - 14.3%
Capital Markets - 11.2%
BlackRock, Inc.	2,730	1,439,665
Cboe Global Markets, Inc.	9,310	1,147,178
CME Group, Inc.	5,270	1,144,170
Intercontinental Exchange, Inc.	11,925	1,189,400
Moody’s Corp.	4,340	1,114,469
S&P Global, Inc.	3,805	1,117,643

		7,152,525

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class B*	8,780	1,970,495

Total Financials		9,123,020

Health Care - 10.9%
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc.*	7,595	634,182
Incyte Corp.*	3,845	280,954
Seattle Genetics, Inc.*	2,835	307,286
Vertex Pharmaceuticals, Inc.*	1,490	338,304

		1,560,726

Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp.*	15,140	633,912
Intuitive Surgical, Inc.*	550	307,879

		941,791

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	2,350	640,258

Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	2,505	784,541

Investment Portfolio - January 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 4.7%
Johnson & Johnson	18,125	$2,698,269
Merck & Co., Inc.	3,710	316,982

		3,015,251

Total Health Care		6,942,567

Industrials - 1.6%
Commercial Services & Supplies - 1.6%
Waste Management, Inc.	8,245	1,003,416

Information Technology - 20.8%
Electronic Equipment, Instruments & Components - 1.5%
Cognex Corp.	18,335	934,535

IT Services - 8.9%
EPAM Systems, Inc.*	1,400	319,396
Mastercard, Inc. - Class A	6,055	1,913,017
PayPal Holdings, Inc.*	6,070	691,312
Verra Mobility Corp.*	86,245	1,373,883
Visa, Inc. - Class A	7,080	1,408,708

		5,706,316

Semiconductors & Semiconductor Equipment - 4.4%
Micron Technology, Inc.*	29,580	1,570,402
NVIDIA Corp.	5,340	1,262,536

		2,832,938

Software - 6.0%
Microsoft Corp.	11,230	1,911,683
ServiceNow, Inc.*	5,730	1,938,058

		3,849,741

Total Information Technology		13,323,530

Materials - 5.2%
Chemicals - 2.3%
Axalta Coating Systems Ltd.*	27,570	794,292
Corteva, Inc.	22,605	653,737

		1,448,029

Containers & Packaging - 2.0%
Crown Holdings, Inc.*	9,285	687,369
Graphic Packaging Holding Co.	39,095	611,055

		1,298,424

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	25,430	282,273

Investment Portfolio - January 31, 2020

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Southern Copper Corp. (Peru)	8,370	$315,382

		597,655

Total Materials		3,344,108

Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITS) - 4.5%
American Tower Corp.	4,660	1,079,908
Equinix, Inc.	1,445	852,160
SBA Communications Corp.	3,870	965,797

Total Real Estate		2,897,865

TOTAL COMMON STOCKS
(Identified Cost $46,788,747)		61,637,653

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[1]
(Identified Cost $419,401)	419,401	419,401

TOTAL INVESTMENTS - 97.1%
(Identified Cost $47,208,148)		62,057,054
OTHER ASSETS, LESS LIABILITIES - 2.9%		1,881,141

NET ASSETS - 100%		$63,938,195

*	Non-income producing security.
[1]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,745,622	$7,745,622	$—	$—
Consumer Discretionary	8,285,062	8,285,062	—	—
Consumer Staples	7,530,883	7,530,883	—	—
Energy	1,441,580	1,441,580	—	—
Financials	9,123,020	9,123,020	—	—
Health Care	6,942,567	6,942,567	—	—
Industrials	1,003,416	1,003,416	—	—
Information Technology	13,323,530	13,323,530	—	—
Materials	3,344,108	3,344,108	—	—
Real Estate	2,897,865	2,897,865	—	—
Short-Term Investment	419,401	419,401	—	—

Total assets	$62,057,054	$62,057,054	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.